CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	May 28, 2020
Current Assets
Cash	$ 1,957,785	$ 2,245,798
Prepaid expenses	227,292	275,652
Total Current Assets	2,185,077	2,521,450
Cash and marketable securities held in Trust Account	334,371,306	334,321,131
TOTAL ASSETS	336,556,383	336,842,581
Current liabilities
Accrued expenses	2,692,469	208,129
Accrued offering costs	109,000	126,000
Total Current Liabilities	2,801,469	334,129
Warrant liability	26,939,001	36,975,099
Deferred underwriting fee payable	11,697,550	11,697,550
Total Liabilities	41,438,020	49,006,778
Commitments and Contingencies
Class A common stock subject to possible redemption, 33,421,570 and 28,283,580 shares at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	334,215,700	282,835,800
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital		22,899,179
Accumulated deficit	(39,098,173)	(17,900,526)
Total Stockholders' (Deficit) Equity	(39,097,337)	5,000,003	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	336,556,383	336,842,581
Class A Common stock
Current liabilities
Class A common stock subject to possible redemption, 33,421,570 and 28,283,580 shares at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	334,215,700
Stockholders' (Deficit) Equity
Common Stock		514
Total Stockholders' (Deficit) Equity		514	0
Class B Common stock
Stockholders' (Deficit) Equity
Common Stock	836	836
Total Stockholders' (Deficit) Equity	$ 836	$ 836	$ 0